Acquisitions and disposals	12 Months Ended
Dec. 31, 2018
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Acquisitions and disposals

38. Acquisitions and disposals

Details of the acquisition and disposal of significant subsidiaries and associates, joint ventures and other businesses are given below:

2018

Business acquisitions

There were no business acquisitions during 2018.

Business disposals

GSK made a number of small business disposals during the year for a net cash consideration of £2 million.

Cash flows

		Associates	Associates
	Business	and joint	and joint
		venture	venture
	disposals	investments	disposals
	£m	£m	£m
Cash consideration	2	(10)	3
Net deferred consideration received	24	0	0
Cash and cash equivalents divested	0	0	0

Cash inflow	26	(10)	3

Transactions signed but not yet completed

In December 2018, GSK agreed to divest Horlicks and other Consumer Healthcare nutrition brands to Unilever plc and to merge GSK Consumer Healthcare Limited with Hindustan Unilever Limited for a total consideration valued at approximately £3.1 billion. GSK Consumer Healthcare Limited is a public company listed on the National Stock Exchange (NSE) and Bombay Stock Exchange (BSE) in India, in which GSK holds a 72.5% stake. Hindustan Unilever Limited is a public company listed on the NSE and BSE. Following the merger, GSK will own approximately 5.7% of Hindustan Unilever Limited. The transaction is expected to complete by the end of 2019, subject to the fulfilment of certain conditions including the approval of the merger by the shareholders of GSK Consumer Healthcare Limited and Hindustan Unilever Limited.

The Group has entered into forward foreign exchange contracts which have been designated as a cash flow hedge of part of the foreign exchange exposure arising on the transaction. In addition, the exposure to share price movements in the forward purchase of shares in Hindustan Unilever Limited has been recognised as an embedded derivative. The embedded derivative was in an asset position and had a fair value of £100 million at 31 December 2018.

In December 2018, GSK agreed to acquire 100% of Tesaro, Inc., an oncology-focused biopharmaceutical company, for $5.1 billion (£4.0 billion) in cash. This transaction completed on 22nd January 2019. The exercise to determine the acquisition fair values of assets and liabilities is not yet complete. Initial transaction costs were recognised in December 2018.

In December 2018, GSK agreed to form a new Consumer Healthcare Joint Venture by acquiring Pfizer’s consumer health business in an all-share transaction. Pfizer will hold 32% of the combined business which will be controlled by GSK. The new Consumer Healthcare Joint Venture is expected to be formed in the second half of 2019, subject to approvals. Initial transaction costs were recognised in December 2018.

2017

Business acquisitions

There were no business acquisitions during 2017.

Business disposals

GSK made a number of small business disposals during the year for a net cash consideration of £342 million, including contingent consideration receivable of £86 million. The profit on disposal was determined as follows:

Total
£m
Consideration including currency forwards and purchase adjustments	342

Net assets sold:
Goodwill	(16)
Intangible assets	(21)
Property, plant and equipment	(18)
Inventory	(11)
Cash and cash equivalents	(6)
Other net assets	(5)

(77)
Transaction costs	(8)
Reclassification of exchange from other comprehensive income	(100)

Profit on disposal	157

Investment in associates and joint ventures

During the year, GSK made cash investments of £15 million into associates and joint ventures. In addition, GSK sold its holdings in two associates for £198 million in cash.

Total
£m
Cash consideration	198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)

Profit on disposal	94

Cash flows

		Associates	Associates
	Business	and joint	and joint
		venture	venture
	disposals	investments	disposals
	£m	£m	£m
Cash consideration	256	(15)	198
Net deferred consideration received	39	—	—
Cash and cash equivalents divested	(6)	—	—
Transaction costs paid	(7)	—	(2)

Cash inflow	282	(15)	196

2016

Business acquisitions

GSK completed two small business acquisitions during 2016.

Cash consideration of £24 million was paid in the year to acquire the HIV R&D preclinical and discovery stage portfolio from Bristol Myers Squibb. Further consideration, contingent on commercial milestones and future sales performance, may be due, and an initial estimate of £40 million was recognised for this contingent consideration. Intangible assets acquired were valued at £57 million and goodwill of £7 million was recognised.

GSK formed Galvani Bioelectronics Limited during the year and acquired intangible assets of £45 million and cash and cash equivalents of £ 41 million from Verily Life Sciences LLC in return for a 45% shareholding in Galvani Bioelectronics. The fair value of this shareholding was £47 million, and GSK also recognised a credit of £39 million in non-controlling interests representing Verily’s share of the net assets it contributed.

Business disposals

GSK also made a number of small business disposals in the year for net cash consideration of £72 million. In addition, deferred consideration receivable of £43 million was recognised.

Cash flows

	Business	Business
	acquisitions	disposals
	£m	£m
Cash consideration (paid)/received after purchase adjustments	(24)	72
Cash and cash equivalents acquired	41	—

Cash inflow	17	72

In addition, GSK made cash investments of £11 million into associates and joint ventures.